UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    ZS Crossover Management, L.L.C.

Address: 1133 Avenue of the Americas
         New York, New York 10036

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ned Sherwood
Title:  Member
Phone:  212-398-6200


Signature, Place and Date of Signing:


/s/ Ned Sherwood               New York, New York            August 14, 2008
----------------------        ------------------            --------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              2

Form 13F Information Table Entry Total:        48

Form 13F Information Table Value Total:     169,173
                                          (thousands)


List of Other Included Managers:

      1)    ZS Crossover II L.P.
      2)    ZS Crossover II GP, L.L.C.

                        FORM 13F INFORMATION TABLE




                              TITLE                     Value                     Call/    INVESTMENT    OTHER   Voting    Voting
NAME OF ISSUER                OF CLASS         CUSIP   (x1000)   Quantity SH/PRN  Put      DISCRETION     MGRS   Sole      Shared
ALDILA INC                    COM NEW        014384200     822    142,699 SH            SHARED-DEFINED    1,2              142,699
ALTRIA GROUP INC              COM            02209S103     822      40000        CALL   SHARED-DEFINED    1,2                  400
ALTRIA GROUP INC              COM            02209S103   2,122    103,200 SH            SHARED-DEFINED    1,2              103,200
AMERICAN EXPRESS CO           COM            025816109     753     20,000 SH            SHARED-DEFINED    1,2               20,000
ARMSTRONG WORLD INDS INC NEW  COM            04247X102   2,739     93,753 SH            SHARED-DEFINED    1,2               93,753
ASA LIMITED                   COM            G3156P103   2,540     30,000 SH            SHARED-DEFINED    1,2               30,000
BURLINGTON NORTHN SANTA FE C  COM            12189T104   2,997      30000        CALL   SHARED-DEFINED    1,2                  300
CALIFORNIA COASTAL CMNTYS IN  COM NEW        129915203   1,108    290,000 SH            SHARED-DEFINED    1,2              290,000
CAPITAL SOUTHWEST CORP        COM            140501107  12,125    116,332 SH            SHARED-DEFINED    1,2              116,332
CAPITAL SOUTHWEST CORP        COM            140501107  13,528    129,791 SH                SOLE                129,791
CIMAREX ENERGY CO             COM            171798101  11,607    166,600 SH            SHARED-DEFINED    1,2              166,600
CISCO SYS INC                 COM            17275R102   1,012      43500        CALL   SHARED-DEFINED    1,2                  435
COCA COLA CO                  COM            191216100   1,949      37500        CALL   SHARED-DEFINED    1,2                  375
CVS CAREMARK CORPORATION      COM            126650100   4,155    105,000 SH            SHARED-DEFINED    1,2              105,000
CYPRESS SEMICONDUCTOR CORP    COM            232806109   1,079     43,600 SH            SHARED-DEFINED    1,2               43,600
GENERAL ELECTRIC CO           COM            369604103   2,669    100,000        CALL   SHARED-DEFINED    1,2                1,000
GENERAL ELECTRIC CO           COM            369604103   1,601     60,000 SH            SHARED-DEFINED    1,2               60,000
HALLIBURTON CO                COM            406216101   4,246     80,000 SH            SHARED-DEFINED    1,2               80,000
HELIX ENERGY SOLUTIONS GRP I  COM            42330P107   5,505    132,200 SH            SHARED-DEFINED    1,2              132,200
INTERACTIVE BROKERS GROUP IN  COM            45841N107   3,464    107,800 SH            SHARED-DEFINED    1,2              107,800
JP MORGAN CHASE & CO          COM            46625H100   1,866      54400        CALL   SHARED-DEFINED    1,2                  544
KAPSTONE PAPER & PACKAGING C  COM            48562P103   5,410  2,243,233 SH            SHARED-DEFINED    1,2            2,243,233
KONINKLIJKE PHILIPS ELECTRS   NY REG SH NEW  500472303     338      10000        CALL   SHARED-DEFINED    1,2                  100
KONINKLIJKE PHILIPS ELECTRS   NY REG SH NEW  500472303   1,910     56,500 SH            SHARED-DEFINED    1,2               56,500
MARSH & MCLENNAN COS INC      COM            571748102     303      11400        CALL   SHARED-DEFINED    1,2                  114
MCDONALDS CORP                COM            580135101   5,060      90000        CALL   SHARED-DEFINED    1,2                  900
MICROSOFT CORP                COM            594918104   4,677     170000        CALL   SHARED-DEFINED    1,2                 1700
MICROSOFT CORP                COM            594918104   4,319    157,000 SH            SHARED-DEFINED    1,2              157,000
NEWMONT MINING CORP           COM            651639106     522     10,000 SH            SHARED-DEFINED    1,2               10,000
NOKIA CORP                    SPONSORED ADR  654902204   1,225     50,000 SH            SHARED-DEFINED    1,2               50,000
OCCIDENTAL PETE CORP DEL      COM            674599105   2,103      23400        CALL   SHARED-DEFINED    1,2                  234
OSHKOSH CORP                  COM            688239201   1,966     95,000 SH            SHARED-DEFINED    1,2               95,000
OTTER TAIL CORP               COM            689648103     723     18,631 SH            SHARED-DEFINED    1,2               18,631
PHILIP MORRIS INTL INC        COM            718172109   3,507     71,000 SH            SHARED-DEFINED    1,2               71,000
PROCTER & GAMBLE CO           COM            742718109   3,041      50000        CALL   SHARED-DEFINED    1,2                  500
SONESTA INTL HOTELS CORP      CL A           835438409   1,814     71,434 SH            SHARED-DEFINED    1,2               71,434
SPDR TR                       UNIT SER 1     78462F103  12,798     100000        PUT    SHARED-DEFINED    1,2                 1000
SPRINT NEXTEL CORP            COM SER 1      852061100     169      17800        CALL   SHARED-DEFINED    1,2                  178
SYNOPSYS INC                  COM            871607107     894      37400        CALL   SHARED-DEFINED    1,2                  374
TIME WARNER INC               CL A           887317105     296      20000        CALL   SHARED-DEFINED    1,2                  200
TIME WARNER INC               CL A           887317105   8,140    550,000 SH            SHARED-DEFINED    1,2              550,000
TLC VISION CORP               COM            872549100     115    115,000 SH            SHARED-DEFINED    1,2              115,000
TRICO MARINE SERVICES INC     COM NEW        896106200   7,430    204,000 SH            SHARED-DEFINED    1,2              204,000
TRINITY INDS INC              COM            896522109   1,277     36,800 SH            SHARED-DEFINED    1,2               36,800
UNITEDHEALTH GROUP INC        COM            91324P102     788      30000        CALL   SHARED-DEFINED    1,2                  300
UNITED TECHNOLOGIES CORP      COM            913017109   1,481     24,000 SH            SHARED-DEFINED    1,2               24,000
US BANCORP DEL                COM NEW        902973304   4,184    150,000        CALL   SHARED-DEFINED    1,2                1,500
WALTER INDS INC               COM            93317Q105  15,978    146,900 SH            SHARED-DEFINED    1,2              146,900




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